Operating Expenses by Nature - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense By Nature [Abstract]
Research and development expense	$ 53,136	$ 67,536	$ 88,053